UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2012

Date of reporting period:	11/30/2011

Item 1. Schedule of Investments

Prudential Jennison Market Neutral Fund

Schedule of Investments

as of November 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 85.8%
LONG POSITIONS
COMMON STOCKS
Aerospace & Defense 3.3%
20,623	Northrop Grumman Corp.(b)	$ 1,176,955
12,891	Precision Castparts Corp.(b)	2,123,792

		3,300,747

Air Freight & Logistics 0.2%
9,635	UTi Worldwide, Inc.	149,921

Auto Components 1.2%
28,089	Lear Corp.	1,177,772

Automobiles 1.3%
62,682	General Motors Co.(a)(b)	1,334,500

Biotechnology 1.4%
20,919	Celgene Corp.(a)(b)	1,319,571
2,544	Cepheid, Inc.(a)	87,259

		1,406,830

Capital Markets 0.3%
6,143	Eaton Vance Corp.	147,616
6,989	Waddell & Reed Financial, Inc. (Class A Stock)	189,961

		337,577

Chemicals 3.8%
4,290	Albemarle Corp.	233,934
3,656	Intrepid Potash, Inc.(a)	84,673
22,691	Monsanto Co.(b)	1,666,654
33,359	Mosaic Co. (The)(b)	1,760,021
15,267	Spartech Corp.(a)	65,037

		3,810,319

Commercial Banks 0.9%
9,371	Bank of the Ozarks, Inc.	265,668
2,881	BOK Financial Corp.	158,023
4,991	First Republic Bank(a)	141,645
8,100	FirstMerit Corp.	118,341
3,671	Prosperity Bancshares, Inc.	146,803
1,909	SVB Financial Group(a)	89,799

		920,279

Commercial Services & Supplies 0.7%
4,586	Clean Harbors, Inc.(a)	275,022
8,230	Mobile Mini, Inc.(a)	148,387
6,853	Waste Connections, Inc.	224,573

		647,982

Communications Equipment 1.7%
5,042	ADTRAN, Inc.	166,537
6,650	Finisar Corp.(a)	122,626
5,552	NETGEAR, Inc.(a)	210,921
21,284	QUALCOMM, Inc.	1,166,363

		1,666,447

Computers & Peripherals 4.2%
7,368	Apple, Inc.(a)(b)	2,816,050
16,347	EMC Corp.(a)(b)	376,144
26,811	NetApp, Inc.(a)	987,449

		4,179,643

Construction & Engineering 0.6%
7,697	Chicago Bridge & Iron Co. NV	318,271
28,804	Great Lakes Dredge & Dock Corp.	174,264
4,125	URS Corp.(a)	149,078

		641,613

Consumer Finance 0.2%
5,332	Green Dot Corp. (Class A Stock)(a)	178,089

Diversified Consumer Services 0.2%
8,360	Bridgepoint Education, Inc.(a)	183,920

Diversified Telecommunication Services 0.3%
6,712	Lumos Networks Corp.(a)	98,197
12,312	tw telecom, Inc.(a)	231,342

		329,539

Electric Utilities 0.2%
2,117	ITC Holdings Corp.	156,489

Electronic Equipment & Instruments 1.8%
262,123	Flextronics International Ltd.(a)(b)	1,564,874
7,703	FLIR Systems, Inc.	206,903

		1,771,777

Energy Equipment & Services 3.0%
1,261	Core Laboratories NV	146,339
2,009	Dresser-Rand Group, Inc.(a)	104,609

1,854	Dril-Quip, Inc.(a)	131,875
11,818	Key Energy Services, Inc.(a)	178,452
15,835	National Oilwell Varco, Inc.(b)	1,135,369
17,382	Schlumberger Ltd.(b)	1,309,386

		3,006,030

Food & Staples Retailing 0.5%
6,945	Ruddick Corp.	276,758
5,430	United Natural Foods, Inc.(a)	208,132

		484,890

Food Products 6.0%
9,606	Adecoagro SA(a)	81,939
28,892	Bunge Ltd.(b)	1,805,750
14,699	Darling International, Inc.(a)	211,225
47,527	Kraft Foods, Inc. (Class A Stock)(b)	1,718,101
18,673	SunOpta, Inc.(a)	93,178
1,601	TreeHouse Foods, Inc.(a)	105,554
97,097	Tyson Foods, Inc. (Class A Stock)(b)	1,955,534

		5,971,281

Healthcare Equipment & Supplies 0.3%
8,203	Insulet Corp.(a)	152,412
4,080	Volcano Corp.(a)	100,653

		253,065

Healthcare Providers & Services 1.5%
4,319	Air Methods Corp.(a)	348,630
2,837	AMERIGROUP Corp.(a)	162,191
9,696	Bio-Reference Labs, Inc.(a)	120,230
4,811	Catalyst Health Solutions, Inc.(a)	250,268
4,129	Centene Corp.(a)	159,834
3,432	MWI Veterinary Supply, Inc.(a)	237,186
6,028	Universal Health Services, Inc. (Class B Stock)	242,446

		1,520,785

Hotels, Restaurants & Leisure 3.8%
6,936	Cheesecake Factory, Inc. (The)(a)	196,705
103,382	International Game Technology(b)	1,763,697
33,374	Starbucks Corp.(b)	1,451,102
6,075	Texas Roadhouse, Inc.	81,344
5,718	Vail Resorts, Inc.	254,451

		3,747,299

Household Products 0.2%
3,409	Church & Dwight Co., Inc.	150,848

Insurance 2.4%
52,586	MetLife, Inc.	1,655,407

9,879	Protective Life Corp.	219,215
3,993	StanCorp Financial Group, Inc.	140,793
8,197	Symetra Financial Corp.	77,380
687	White Mountains Insurance Group Ltd.	291,563

		2,384,358

Internet & Catalog Retail 1.9%
9,447	Amazon.com, Inc.(a)(b)	1,816,563
15,319	Vitacost.com, Inc.(a)	100,646

		1,917,209

Internet Software & Services 3.3%
12,492	Baidu, Inc. (China), ADR(a)(b)	1,636,327
2,679	Google, Inc. (Class A Stock)(a)	1,605,766

		3,242,093

IT Services 2.2%
2,233	Alliance Data Systems Corp.(a)	228,682
2,660	Gartner, Inc.(a)	100,628
3,436	Global Payments, Inc.	151,974
4,796	InterXion Holding NV(a)	63,307
3,723	MasterCard, Inc. (Class A Stock)(b)	1,394,450
4,086	Wright Express Corp.(a)	214,433

		2,153,474

Life Sciences Tools & Services 0.2%
8,164	Bruker Corp.(a)	102,213
1,445	Techne Corp.	97,523

		199,736

Machinery 1.9%
5,011	AGCO Corp.(a)	229,253
3,041	CIRCOR International, Inc.	98,833
9,147	Colfax Corp.(a)	268,099
2,475	Crane Co.	118,775
2,992	Graco, Inc.	128,626
6,616	IDEX Corp.	241,219
2,794	Pentair, Inc.	106,256
5,217	RBC Bearings, Inc.(a)	220,418
4,456	Watts Water Technologies, Inc. (Class A Stock)	170,219
6,129	Woodward, Inc.	259,502

		1,841,200

Media 4.9%
73,694	Comcast Corp. (Class A Stock)(b)	1,670,643
4,361	John Wiley & Sons, Inc. (Class A Stock)	209,764
34,088	Liberty Global, Inc. (Series C Stock)(a)(b)	1,291,935
36,588	Viacom, Inc. (Class B Stock)(b)	1,637,679

		4,810,021

Metals & Mining 3.8%
1,870	Compass Minerals International, Inc.	143,336
31,779	Freeport-McMoRan Copper & Gold, Inc.(b)	1,258,448
36,785	Goldcorp, Inc.(b)	1,974,987
16,960	Hecla Mining Co.	104,982
4,394	Reliance Steel & Aluminum Co.	215,789
17,779	US Gold Corp.(a)	73,783

		3,771,325

Oil, Gas & Consumable Fuels 5.7%
24,698	Anadarko Petroleum Corp.(b)	2,007,206
4,941	Bill Barrett Corp.(a)	192,699
12,709	Kodiak Oil & Gas Corp.(a)	112,856
42,552	Marathon Oil Corp.(b)	1,189,754
18,691	Quicksilver Resources, Inc.(a)	151,397
5,341	Rosetta Resources, Inc.(a)	290,230
43,302	Southwestern Energy Co.(a)(b)	1,647,641
2,192	Whiting Petroleum Corp.(a)	101,950

		5,693,733

Personal Products 1.6%
13,042	Estee Lauder Cos., Inc. (The) (Class A Stock)	1,538,695

Pharmaceuticals 3.0%
17,085	Allergan, Inc.(b)	1,430,356
2,470	Perrigo Co.	241,813
2,593	Salix Pharmaceuticals Ltd.(a)	114,455
11,431	Shire PLC (Ireland), ADR	1,158,189

		2,944,813

Professional Services 0.5%
5,203	Corporate Executive Board Co. (The)	203,905
5,857	FTI Consulting, Inc.(a)	251,207

		455,112

Real Estate Investment Trusts 1.2%
13,055	Capstead Mortgage Corp.	162,926
53,511	Chimera Investment Corp.	142,874
13,723	CreXus Investment Corp.	133,937
16,274	DCT Industrial Trust, Inc.	78,278
30,449	Hersha Hospitality Trust	130,931
33,018	MFA Financial, Inc.	227,164
2,444	Mid-America Apartment Communities, Inc.	140,090
15,333	Summit Hotel Properties, Inc.	129,104

		1,145,304

Road & Rail 0.4%
12,910	Heartland Express, Inc.	177,513
3,537	Kansas City Southern(a)	240,622

		418,135

Semiconductors & Semiconductor Equipment 0.9%
10,317	ATMI, Inc.(a)	213,562
7,595	Cavium, Inc.(a)	247,901
2,767	Hittite Microwave Corp.(a)	150,552
7,854	Power Integrations, Inc.	276,068

		888,083

Software 6.0%
6,994	Ariba, Inc.(a)	212,268
69,190	CA, Inc.(b)	1,466,828
5,391	CommVault Systems, Inc.(a)	267,555
4,363	Informatica Corp.(a)	196,139
65,545	Oracle Corp.(b)	2,054,836
5,077	QLIK Technologies, Inc.(a)	138,958
12,770	Salesforce.com, Inc.(a)(b)	1,512,223
5,047	SuccessFactors, Inc.(a)	129,203

		5,978,010

Specialty Retail 2.0%
10,895	Express, Inc.	247,208
116,087	Staples, Inc.(b)	1,672,814
2,733	Williams-Sonoma, Inc.	103,225

		2,023,247

Textiles, Apparel & Luxury Goods 3.2%
2,136	Deckers Outdoor Corp.(a)	232,707
22,373	Lululemon Athletica, Inc.(a)(b)	1,111,938
3,588	PVH Corp.	243,589
9,594	Ralph Lauren Corp.(b)	1,361,005
3,191	Vera Bradley, Inc.(a)	122,534
2,515	Warnaco Group, Inc. (The)(a)	127,485

		3,199,258

Thrifts & Mortgage Finance 0.1%
2,052	WSFS Financial Corp.	74,980

Wireless Telecommunication Services 3.0%
16,856	American Tower Corp. (Class A Stock)(a)	994,504
160,527	MetroPCS Communications, Inc.(a)(b)	1,345,216
7,842	NTELOS Holdings Corp.	165,545
11,526	SBA Communications Corp. (Class A Stock)(a)	471,298

		2,976,563

	TOTAL LONG-TERM INVESTMENTS (cost $74,911,026)	84,982,991

SHORT-TERM INVESTMENT 14.6%
Affiliated Money Market Mutual Fund
14,471,204	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(c) (cost $14,471,204)	14,471,204

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $89,382,230)(d)	99,454,195

SECURITIES SOLD SHORT (86.1)%
COMMON STOCKS (48.9)%
Aerospace & Defense
326	Honeywell International, Inc.	(17,653)

Air Freight & Logistics
209	FedEx Corp.	(17,364)

Airlines (0.2)%
26,888	Southwest Airlines Co.	(225,321)

Automobiles (0.1)%
12,604	Ford Motor Co.(a)	(133,602)

Beverages (2.4)%
13,612	Coca-Cola Co. (The)	(915,135)
23,085	PepsiCo, Inc.	(1,477,440)

		(2,392,575)

Biotechnology (0.5)%
2,731	Amgen, Inc.	(158,152)
349	Biogen Idec, Inc.(a)	(40,118)
405	Gilead Sciences, Inc.(a)	(16,139)
4,968	Regeneron Pharmaceuticals, Inc.(a)	(295,199)

		(509,608)

Building Products
1,865	Masco Corp.	(17,867)
581	Simpson Manufacturing Co., Inc.	(19,231)

		(37,098)

Capital Markets (0.7)%
887	Invesco Ltd.	(17,961)
1,914	Stifel Financial Corp.(a)	(60,674)
10,692	T. Rowe Price Group, Inc.	(606,878)

		(685,513)

Chemicals (0.4)%
1,487	Chemtura Corp.(a)	(17,323)
170	Praxair, Inc.	(17,340)
6,018	Sigma-Aldrich Corp.	(390,027)

		(424,690)

Commercial Banks (0.5)%
2,697	CIT Group, Inc.(a)	(91,320)
3,242	Iberiabank Corp.	(161,517)
14,837	Zions Bancorporation	(238,727)

		(491,564)

Commercial Services & Supplies (0.4)%
1,259	KAR Auction Services, Inc.(a)	(16,543)
605	Republic Services, Inc.	(16,607)
4,937	Stericycle, Inc.(a)	(399,996)

		(433,146)

Communications Equipment (1.8)%
2,661	Aruba Networks, Inc.(a)	(56,147)
81,107	Cisco Systems, Inc.	(1,511,835)
1,454	JDS Uniphase Corp.(a)	(15,965)
3,956	Tellabs, Inc.	(15,705)
3,260	Viasat, Inc.(a)	(154,263)

		(1,753,915)

Computers & Peripherals (0.4)%
14,501	Hewlett-Packard Co.	(405,303)
604	Stratasys, Inc.(a)	(18,555)

		(423,858)

Construction & Engineering (0.3)%
3,299	Fluor Corp.	(180,851)
3,572	Quanta Services, Inc.(a)	(73,548)

		(254,399)

Construction Materials (0.4)%
5,555	Martin Marietta Materials, Inc.	(434,734)

Diversified Financial Services (1.2)%
115,743	Bank of America Corp.	(629,642)
15,361	MSCI, Inc. (Class A Stock)(a)	(518,434)

		(1,148,076)

Diversified Telecommunication Services (1.9)%
55,544	AT&T, Inc.	(1,609,665)
474	Atlantic Tele-Network, Inc.	(19,624)

45,994	Frontier Communications Corp.	(263,086)
458	Verizon Communications, Inc.	(17,280)

		(1,909,655)

Electrical Equipment (0.1)%
1,643	Emerson Electric Co.	(85,847)

Electronic Equipment & Instruments (0.8)%
17,429	Trimble Navigation Ltd.(a)	(750,841)

Energy Equipment & Services (0.8)%
313	Baker Hughes, Inc.	(17,093)
15,882	Tidewater, Inc.	(800,453)

		(817,546)

Gas Utilities
275	National Fuel Gas Co.	(15,936)

Healthcare Equipment & Supplies (0.8)%
769	Align Technology, Inc.(a)	(18,841)
10,270	Edwards Lifesciences Corp.(a)	(678,128)
1,092	Hologic, Inc.(a)	(19,230)
39	Intuitive Surgical, Inc.(a)	(16,934)

		(733,133)

Healthcare Providers & Services
620	Health Net, Inc.(a)	(19,307)

Healthcare Technology (0.4)%
20,684	Allscripts Healthcare Solutions, Inc.(a)	(402,511)

Hotels, Restaurants & Leisure (1.4)%
17,033	Las Vegas Sands Corp.(a)	(795,612)
17,949	Marriott International, Inc. (Class A Stock)	(549,598)
1,794	Marriott Vacations Worldwide Corp.(a)	(28,668)

		(1,373,878)

Household Durables (0.6)%
37,775	Newell Rubbermaid, Inc.	(577,958)
979	Toll Brothers, Inc.(a)	(19,883)

		(597,841)

Household Products (1.3)%
728	Clorox Co. (The)	(47,291)
19,185	Procter & Gamble Co. (The)	(1,238,775)

		(1,286,066)

Independent Power Producers & Energy Traders (1.0)%
80,324	AES Corp. (The)(a)	(970,314)

Industrial Conglomerates (1.4)%
218	3M Co.	(17,667)
20,989	Danaher Corp.	(1,015,448)
21,499	General Electric Co.	(342,049)

		(1,375,164)

Insurance (4.4)%
35,194	Allstate Corp. (The)	(942,847)
10,414	Berkshire Hathaway, Inc. (Class B Stock)(a)	(820,207)
30,986	Cincinnati Financial Corp.	(918,735)
466	Endurance Specialty Holdings Ltd.	(16,855)
9,699	Everest Re Group Ltd.	(850,894)
402	Mercury General Corp.	(18,082)
5,992	PartnerRe Ltd.	(393,794)
383	Transatlantic Holdings, Inc.	(20,927)
16,029	XL Group PLC	(330,518)

		(4,312,859)

Internet Software & Services (1.5)%
821	DealerTrack Holdings, Inc.(a)	(21,264)
14,126	eBay, Inc.(a)	(417,988)
3,818	LogMeIn, Inc.(a)	(164,212)
54,731	Yahoo!, Inc.(a)	(859,824)

		(1,463,288)

IT Services (1.1)%
331	Automatic Data Processing, Inc.	(16,911)
3,559	Fiserv, Inc.(a)	(205,212)
23,186	Paychex, Inc.	(674,944)
15,589	Sapient Corp.	(191,433)
423	VeriFone Systems, Inc.(a)	(18,549)

		(1,107,049)

Life Sciences Tools & Services (0.3)%
6,850	Covance, Inc.(a)	(314,483)
422	Life Technologies Corp.(a)	(16,344)

		(330,827)

Machinery (1.0)%
6,460	Harsco Corp.	(133,335)
22,018	PACCAR, Inc.	(893,270)

		(1,026,605)

Media (2.3)%
21,494	Discovery Communications, Inc. (Class A Stock)(a)	(902,318)
218	Liberty Media Corp. — Liberty Capital (Series A Stock)(a)	(16,629)
29,369	Thomson Reuters Corp.	(795,019)
24,605	Virgin Media, Inc.	(545,247)

		(2,259,213)

Metals & Mining (0.5)%
571	Allegheny Technologies, Inc.	(28,676)
1,379	Commercial Metals Co.	(19,278)
5,703	Nucor Corp.	(224,869)
1,041	Southern Copper Corp.	(32,406)
9,986	Titanium Metals Corp.	(155,582)

		(460,811)

Multiline Retail
317	Target Corp.	(16,706)

Multi-Utilities
541	Ameren Corp.	(18,291)

Oil, Gas & Consumable Fuels (3.9)%
5,898	Alpha Natural Resources, Inc.(a)	(141,552)
5,373	CONSOL Energy, Inc.	(223,732)
14,489	Continental Resources, Inc.(a)	(1,022,778)
15,965	Devon Energy Corp.	(1,045,069)
2,184	El Paso Corp.	(54,622)
11,024	Pioneer Natural Resources Co.	(1,042,209)
1,249	Sunoco, Inc.	(48,474)
7,233	Williams Cos., Inc. (The)	(233,481)

		(3,811,917)

Pharmaceuticals (3.3)%
25,329	Abbott Laboratories	(1,381,697)
43,386	Merck & Co., Inc.	(1,551,050)
21,009	Warner Chilcott PLC (Class A Stock)(a)	(330,261)

		(3,263,008)

Professional Services (0.2)%
3,813	Manpower, Inc.	(139,670)

Real Estate Investment Trusts (3.6)%
850	AvalonBay Communities, Inc.	(106,123)
1,224	Boston Properties, Inc.	(116,745)
11,795	Digital Realty Trust, Inc.	(748,982)
7,256	Equity Residential	(400,459)
17,317	Health Care REIT, Inc.	(868,794)
30,506	Host Hotels & Resorts, Inc.	(431,660)
17,128	Ventas, Inc.	(903,673)

		(3,576,436)

Road & Rail (0.5)%
8,049	Con-way, Inc.	(226,096)
19,083	Hertz Global Holdings, Inc.(a)	(215,829)

		(441,925)

Semiconductors & Semiconductor Equipment (1.9)%
2,884	Cree, Inc.(a)	(71,754)
45,256	Micron Technology, Inc.(a)	(271,083)
13,633	Microsemi Corp.(a)	(242,122)
16,710	Rambus, Inc.(a)	(133,346)
20,535	Silicon Laboratories, Inc.(a)	(887,523)
874	Skyworks Solutions, Inc.(a)	(14,255)
711	Standard Microsystems Corp.(a)	(17,796)
6,693	Texas Instruments, Inc.	(201,459)
723	Volterra Semiconductor Corp.(a)	(17,714)

		(1,857,052)

Software (3.4)%
5,662	Advent Software, Inc.(a)	(152,874)
2,610	ANSYS, Inc.(a)	(161,742)
24,584	Autodesk, Inc.(a)	(837,577)
13,054	Citrix Systems, Inc.(a)	(931,925)
6,349	Concur Technologies, Inc.(a)	(299,863)
174	FactSet Research Systems, Inc.	(16,222)
7,219	Fortinet, Inc.(a)	(173,184)
639	Microsoft Corp.	(16,346)
10,960	Parametric Technology Corp.(a)	(228,297)
668	RealPage, Inc.(a)	(16,720)
18,454	Rovi Corp.(a)	(512,098)
533	Taleo Corp. (Class A Stock)(a)	(17,264)

		(3,364,112)

Specialty Retail
1,161	Collective Brands, Inc.(a)	(16,196)
628	Urban Outfitters, Inc.(a)	(16,943)

		(33,139)

Thrifts & Mortgage Finance (0.5)%
54,555	TFS Financial Corp.(a)	(505,179)

Tobacco (0.7)%
9,377	Philip Morris International, Inc.	(714,902)

	TOTAL COMMON STOCKS SOLD SHORT (proceeds $(48,577,095))	(48,424,144)

EXCHANGE TRADED FUNDS (37.2)%
109,518	Consumer Discretionary Select Sector SPDR Fund	(4,242,727)
136,841	Consumer Staples Select Sector SPDR Fund	(4,365,228)
61,714	Energy Select Sector SPDR Fund	(4,371,203)
161,855	Financial Select Sector SPDR Fund	(2,073,363)
126,787	Health Care Select Sector SPDR Fund	(4,294,276)
128,623	Industrial Select Sector SPDR Fund	(4,359,033)
72,431	Materials Select Sector SPDR Fund	(2,500,318)
34,188	SPDR S&P 500 ETF Trust	(4,277,261)
165,035	Technology Select Sector SPDR Fund	(4,221,595)
61,682	Utilities Select Sector SPDR Fund	(2,171,823)

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $(36,171,693))	(36,876,827)

	TOTAL SECURITIES SOLD SHORT (proceeds $(84,748,788))	(85,300,971)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 14.3% (cost $4,633,442)	14,153,224
	OTHER ASSETS IN EXCESS OF LIABILITIES 85.7%	84,924,654

	NET ASSETS 100.0%	$99,077,878

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipts

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$92,936,927	$8,705,030	$(2,187,762)	$6,517,268

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$84,982,991	$—	$—
Affiliated Money Market Mutual Fund	14,471,204	—	—
Common Stocks Sold Short	(48,424,144)	—	—
Exchange Traded Funds Sold Short	(36,876,827)	—	—

Total	$14,153,224	$—	$—

Prudential Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.2%
COMMON STOCKS
Aerospace & Defense 5.1%
36,575	Precision Castparts Corp.	$ 6,025,731
51,783	United Technologies Corp.	3,966,578

		9,992,309

Auto Components 1.3%
37,852	BorgWarner, Inc.(a)(b)	2,495,204

Automobiles 0.7%
42,429	Tesla Motors, Inc.(a)(b)	1,389,125

Biotechnology 2.1%
65,638	Celgene Corp.(a)	4,140,445

Chemicals 2.7%
71,858	Monsanto Co.	5,277,970

Communications Equipment 4.2%
63,569	Juniper Networks, Inc.(a)	1,443,652
122,924	QUALCOMM, Inc.	6,736,235

		8,179,887

Computers & Peripherals 10.0%
30,737	Apple, Inc.(a)	11,747,681
215,060	EMC Corp.(a)	4,948,531
76,145	NetApp, Inc.(a)	2,804,420

		19,500,632

Consumer Finance 2.1%
84,267	American Express Co.	4,048,187

Energy Equipment & Services 5.2%
61,842	National Oilwell Varco, Inc.	4,434,072
75,364	Schlumberger Ltd.	5,677,170

		10,111,242

Food & Staples Retailing 2.6%
60,704	Costco Wholesale Corp.	5,178,051

Food Products 2.4%
61,324	Mead Johnson Nutrition Co.	4,621,377

Healthcare Providers & Services 0.3%
12,229	Express Scripts, Inc.(a)	558,254

Hotels, Restaurants & Leisure 4.3%
10,630	Chipotle Mexican Grill, Inc.(a)(b)	3,418,183
115,840	Starbucks Corp.	5,036,723

		8,454,906

Internet & Catalog Retail 4.1%
41,771	Amazon.com, Inc.(a)	8,032,146

Internet Software & Services 7.0%
47,461	Baidu, Inc. (China), ADR(a)	6,216,916

10,457	Google, Inc. (Class A Stock)(a)	6,267,821
19,505	Linkedin Corp. (Class A Stock)(a)	1,285,965

		13,770,702

IT Services 7.1%
34,167	International Business Machines Corp.	6,423,396
19,953	MasterCard, Inc. (Class A Stock)	7,473,396

		13,896,792

Life Sciences Tools & Services 1.6%
82,745	Agilent Technologies, Inc.(a)	3,102,938

Media 1.4%
74,068	Walt Disney Co. (The)	2,655,338

Oil, Gas & Consumable Fuels 2.1%
51,360	Anadarko Petroleum Corp.	4,174,027

Personal Products 2.3%
37,525	Estee Lauder Cos., Inc. (The) (Class A Stock)	4,427,200

Pharmaceuticals 9.2%
50,955	Allergan, Inc.	4,265,953
117,801	Bristol-Myers Squibb Co.	3,854,449
40,720	Novo Nordisk A/S (Denmark), ADR	4,623,756
52,345	Shire PLC (Ireland), ADR	5,303,595

		18,047,753

Semiconductors & Semiconductor Equipment 1.0%
65,396	Avago Technologies Ltd.	1,956,648

Software 9.7%
219,359	Oracle Corp.	6,876,905
53,492	Red Hat, Inc.(a)	2,678,879
36,271	Salesforce.com, Inc.(a)	4,295,212
54,008	VMware, Inc. (Class A Stock)(a)	5,221,493

		19,072,489

Textiles, Apparel & Luxury Goods 9.7%
60,839	Coach, Inc.	3,807,913
36,362	Lululemon Athletica, Inc.(a)(b)	1,807,191
82,448	LVMH Moet Hennessy Louis Vuitton SA (France), ADR	2,586,394
58,931	NIKE, Inc. (Class B Stock)	5,667,983
35,467	Ralph Lauren Corp.	5,031,349

		18,900,830

Wireless Telecommunication Services 2.0%
68,150	American Tower Corp. (Class A Stock)(a)	4,020,850

	TOTAL LONG-TERM INVESTMENTS (cost $139,094,910)	196,005,302

SHORT-TERM INVESTMENT 5.7%
Affiliated Money Market Mutual Fund
11,025,730	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,025,730; includes $8,570,660 of cash collateral received for securities on loan)(c)(d)	11,025,730

	TOTAL INVESTMENTS 105.9% (cost $150,120,640)(e)	207,031,032
	LIABILITIES IN EXCESS OF OTHER ASSETS (5.9%)	(11,450,396)

	NET ASSETS 100.0%	$195,580,636

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,723,341; cash collateral of $8,570,660 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on November 30, 2011. Collateral was subsequently received on December 1, 2011 and the Fund remained in compliance.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$154,461,811	$54,359,402	$(1,790,181)	$52,569,221

The difference between book basis and tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$196,005,302	$—	$—
Affiliated Money Market Mutual Fund	11,025,730	—	—

Total	$207,031,032	$—	$—

Prudential Strategic Value Fund

Schedule of Investments

as of November 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS
Aerospace & Defense 3.6%
3,100	Exelis, Inc.	$ 27,714
3,600	General Dynamics Corp.	237,816
1,400	Honeywell International, Inc.	75,810
2,100	L-3 Communications Holdings, Inc.	139,230
1,700	Lockheed Martin Corp.	132,855
3,500	Northrop Grumman Corp.	199,745
4,400	Raytheon Co.	200,508
3,200	Textron, Inc.	62,176
1,500	United Technologies Corp.	114,900

		1,190,754

Beverages 1.4%
1,900	Beam, Inc.	99,788
7,100	Constellation Brands, Inc. (Class A Stock)(a)	138,237
3,100	Molson Coors Brewing Co. (Class B Stock)	125,829
1,700	PepsiCo, Inc.	108,800

		472,654

Biotechnology 1.6%
7,200	Amgen, Inc.	416,952
2,800	Gilead Sciences, Inc.(a)	111,580

		528,532

Building Products 0.2%
6,900	Masco Corp.	66,102

Capital Markets 3.1%
10,800	Bank of New York Mellon Corp. (The)	210,168
5,000	Federated Investors, Inc. (Class B Stock)	79,350
3,500	Goldman Sachs Group, Inc. (The)	335,510
14,800	Janus Capital Group, Inc.	97,680
5,100	Morgan Stanley	75,429
5,400	State Street Corp.	214,110

		1,012,247

Chemicals 0.2%
2,900	Dow Chemical Co. (The)	80,359

Commercial Banks 4.7%
5,100	BB&T Corp.	118,167
1,100	Comerica, Inc.	27,742
4,800	PNC Financial Services Group, Inc.	260,208

2,900	SunTrust Banks, Inc.	52,577
13,400	U.S. Bancorp	347,328
27,356	Wells Fargo & Co.	707,426
1,200	Zions Bancorporation	19,308

		1,532,756

Commercial Services & Supplies 1.2%
3,900	Avery Dennison Corp.	102,219
1,900	Cintas Corp.	57,760
6,000	Pitney Bowes, Inc.	111,780
7,200	R.R. Donnelley & Sons Co.	108,144

		379,903

Communications Equipment 1.1%
12,400	Cisco Systems, Inc.	231,136
3,200	Harris Corp.	113,920

		345,056

Computers & Peripherals 2.5%
8,900	Dell, Inc.(a)	140,264
14,700	Hewlett-Packard Co.	410,865
4,000	Lexmark International, Inc. (Class A Stock)	133,840
4,500	Western Digital Corp.(a)	130,815

		815,784

Construction & Engineering 0.3%
1,900	Fluor Corp.	104,158

Consumer Finance 0.5%
3,700	Capital One Financial Corp.	165,242

Containers & Packaging 0.7%
3,100	Ball Corp.	108,841
6,400	Owens-Illinois, Inc.(a)	124,992

		233,833

Diversified Consumer Services 0.8%
2,700	Apollo Group, Inc. (Class A Stock)(a)	130,896
8,700	H&R Block, Inc.	136,851

		267,747

Diversified Financial Services 3.9%
33,419	Bank of America Corp.	181,799
2,300	Citigroup, Inc.	63,204
23,600	JPMorgan Chase & Co.	730,892
5,700	NASDAQ OMX Group, Inc. (The)(a)	149,625
4,700	NYSE Euronext	134,232

		1,259,752

Diversified Telecommunication Services 4.8%
34,520	AT&T, Inc.	1,000,389
5,700	CenturyLink, Inc.	213,864
4,876	Frontier Communications Corp.	27,891
8,700	Verizon Communications, Inc.	328,251

		1,570,395

Electric Utilities 3.8%
5,600	American Electric Power Co., Inc.	222,208
11,224	Duke Energy Corp.	234,021
4,800	Edison International	188,688
6,100	Exelon Corp.	270,291
4,900	FirstEnergy Corp.	217,903
1,700	Progress Energy, Inc.	92,446

		1,225,557

Electronic Equipment, Instruments & Components 0.6%
14,500	Corning, Inc.	192,415

Energy Equipment & Services 1.5%
1,900	Diamond Offshore Drilling, Inc.	114,285
3,300	National Oilwell Varco, Inc.	236,610
3,800	Rowan Cos., Inc.(a)	128,858

		479,753

Food & Staples Retailing 3.3%
10,000	CVS Caremark Corp.	388,400
6,800	Kroger Co. (The)	157,624
7,100	Safeway, Inc.	142,000
14,400	SUPERVALU, Inc.	105,840
4,700	Wal-Mart Stores, Inc.	276,830

		1,070,694

Food Products 2.4%
7,600	Archer-Daniels-Midland Co.	228,912
7,100	ConAgra Foods, Inc.	179,346
11,000	Dean Foods Co.(a)	111,760
3,502	Kraft Foods, Inc. (Class A Stock)	126,597
7,200	Tyson Foods, Inc. (Class A Stock)	145,008

		791,623

Healthcare Equipment & Supplies 0.9%
2,600	Baxter International, Inc.	134,316
4,300	Medtronic, Inc.	156,649

		290,965

Healthcare Providers & Services 3.7%
5,200	Aetna, Inc.	217,464
4,000	CIGNA Corp.	176,920

4,600	Coventry Health Care, Inc.(a)	146,924
8,100	UnitedHealth Group, Inc.	395,037
3,700	WellPoint, Inc.	261,035

		1,197,380

Hotels, Restaurants & Leisure 1.1%
3,800	Carnival Corp.	126,160
2,000	Darden Restaurants, Inc.	95,420
4,000	Wyndham Worldwide Corp.	141,800

		363,380

Household Durables 0.7%
7,900	Newell Rubbermaid, Inc.	120,870
2,100	Whirlpool Corp.	103,026

		223,896

Household Products 1.0%
2,100	Kimberly-Clark Corp.	150,087
2,600	Procter & Gamble Co. (The)	167,882

		317,969

Industrial Conglomerates 2.6%
52,800	General Electric Co.	840,048

Insurance 6.9%
6,500	Allstate Corp. (The)	174,135
3,900	Aon Corp.	179,283
4,000	Assurant, Inc.	156,960
3,700	Chubb Corp.	249,528
7,200	Hartford Financial Services Group, Inc.	127,872
6,987	Lincoln National Corp.	140,998
4,400	Loews Corp.	169,092
7,100	MetLife, Inc.	223,508
4,500	Principal Financial Group, Inc.	108,585
9,300	Progressive Corp. (The)	175,398
3,850	Torchmark Corp.	163,971
4,500	Travelers Cos., Inc. (The)	253,125
6,200	Unum Group	139,562

		2,262,017

IT Services 1.7%
3,800	Computer Sciences Corp.	92,834
700	International Business Machines Corp.	131,600
8,300	SAIC, Inc.(a)	100,015
6,200	Total System Services, Inc.	124,248
6,200	Western Union Co. (The)	108,128

		556,825

Machinery 0.2%
3,100	Xylem, Inc.	74,090

Media 2.9%
6,550	Comcast Corp. (Class A Stock)	148,489
9,300	Gannett Co., Inc.	100,998
3,200	McGraw-Hill Cos., Inc. (The)	136,640
2,100	Meredith Corp.	60,900
5,900	Time Warner, Inc.	205,438
2,650	Viacom, Inc. (Class B Stock)	118,614
4,700	Walt Disney Co. (The)	168,495

		939,574

Metals & Mining 0.7%
3,500	Nucor Corp.	138,005
2,800	United States Steel Corp.	76,440

		214,445

Multiline Retail 0.9%
2,800	J.C. Penney Co., Inc.	89,712
6,000	Macy’s, Inc.	193,980

		283,692

Multi-Utilities 3.3%
5,000	Ameren Corp.	169,050
5,500	Dominion Resources, Inc.	283,910
3,200	DTE Energy Co.	168,480
6,200	Public Service Enterprise Group, Inc.	204,228
3,300	Sempra Energy	175,527
2,900	Xcel Energy, Inc.	76,241

		1,077,436

Office Electronics 0.5%
19,400	Xerox Corp.	158,110

Oil, Gas & Consumable Fuels 11.9%
2,500	Apache Corp.	248,600
7,600	Chesapeake Energy Corp.	192,584
11,000	Chevron Corp.	1,131,020
7,696	ConocoPhillips	548,879
3,800	Devon Energy Corp.	248,748
6,900	Exxon Mobil Corp.	555,036
3,100	Hess Corp.	186,682
3,800	Marathon Oil Corp.	106,248
1,900	Marathon Petroleum Corp.	63,441
2,700	Murphy Oil Corp.	150,984
2,900	Occidental Petroleum Corp.	286,810
7,300	Valero Energy Corp.	162,571

		3,881,603

Pharmaceuticals 11.0%
3,100	Abbott Laboratories	169,105
12,800	Bristol-Myers Squibb Co.	418,816
7,400	Eli Lilly & Co.	280,090
5,000	Forest Laboratories, Inc.(a)	149,800
13,600	Johnson & Johnson	880,192
19,800	Merck & Co., Inc.	707,850
48,456	Pfizer, Inc.	972,512

		3,578,365

Semiconductors & Semiconductor Equipment 3.1%
33,900	Intel Corp.	844,449
3,600	MEMC Electronic Materials, Inc.(a)	15,012
5,400	Texas Instruments, Inc.	162,540

		1,022,001

Software 0.9%
6,900	CA, Inc.	146,280
5,400	Microsoft Corp.	138,132

		284,412

Specialty Retail 2.3%
5,300	Best Buy Co., Inc.	143,577
5,700	GameStop Corp. (Class A Stock)(a)	131,784
8,100	Gap, Inc. (The)	151,389
2,500	Home Depot, Inc. (The)	98,050
5,900	Lowe’s Cos., Inc.	141,659
7,100	RadioShack Corp.	81,508

		747,967

Thrifts & Mortgage Finance 0.3%
15,200	Hudson City Bancorp, Inc.	84,968

Tobacco 0.7%
7,500	Altria Group, Inc.	215,175

	TOTAL INVESTMENTS 99.5% (cost $32,014,069)(b)	32,399,634
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%	168,341

	NET ASSETS 100.0%	$32,567,975

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$32,019,233	$5,880,977	$(5,500,576)	$380,401

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$32,399,634	$—	$—

Prudential Real Assets Fund

Consolidated Schedule of Investments

November 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 71.2%
AFFILIATED MUTUAL FUNDS — 30.6%
377,045	Prudential International Real Estate Fund (Class Z)*	$3,284,061
56,258	Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	2,868,604
899,399	Prudential Jennison Utility Fund (Class Z)	9,569,609
369,870	Prudential US Real Estate Fund (Class Z)	3,813,355

	TOTAL AFFILIATED MUTUAL FUNDS (cost $19,549,253)(w)	19,535,629

COMMON STOCKS — 2.7%
Metals & Mining
3,400	Agnico-Eagle Mines Ltd. (Canada)	152,592
2,400	AngloGold Ashanti Ltd., ADR (South Africa)	115,104
4,300	Barrick Gold Corp. (Canada)	227,384
3,600	Cia de Minas Buenaventura SA, ADR (Peru)	140,940
6,350	Gold Fields Ltd., ADR (South Africa)	107,569
3,050	Goldcorp, Inc. (Canada)	163,754
12,900	Harmony Gold Mining Co. Ltd., ADR (South Africa)	182,535
31,500	Hecla Mining Co.	194,985
7,950	Kinross Gold Corp. (Canada)	111,062
1,600	Newmont Mining Corp.	110,208
1,950	Randgold Resources Ltd., ADR (United Kingdom)	208,474

	TOTAL COMMON STOCKS (cost $1,603,845)	1,714,607

Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 37.9%
	U.S. Treasury Inflationary Indexed Bonds, TIPS
$595	0.125%, 04/15/16	639,378
625	0.50%, 04/15/15	687,239
1,465	0.625%, 04/15/13-07/15/21	1,571,419
1,250	1.125%, 01/15/21	1,436,094
1,290	1.25%, 04/15/14-07/15/20	1,495,873
1,110	1.375%, 07/15/18-01/15/20	1,319,169
1,585	1.625%, 01/15/15-01/15/18	2,019,528
340	1.75%, 01/15/28	440,298
1,695	1.875%, 07/15/13-07/15/19	2,170,271
2,155	2.00%, 01/15/14-01/15/26	2,849,329
1,605	2.125%, 01/15/19-02/15/41	2,162,897
2,095	2.375%, 01/15/17-01/15/27	2,977,156
1,015	2.50%, 07/15/16-01/15/29	1,376,812
360	2.625%, 07/15/17	470,742
160	3.375%, 04/15/32	312,675
615	3.625%, 04/15/28	1,276,496
475	3.875%, 04/15/29	1,016,142

	TOTAL U.S. TREASURY OBLIGATIONS (cost $22,735,765)	24,221,518

	TOTAL LONG-TERM INVESTMENTS (cost $43,888,863)	45,471,754

SHORT-TERM INVESTMENTS — 17.0%
U.S. TREASURY OBLIGATIONS(n) — 11.3%
	U.S. Treasury Bills
5,000	Zero 01/05/12(p)	4,999,953
200	0.002%, 01/05/12(k)(p)	199,998
300	0.05%, 06/28/12(k)(p)	299,908
250	0.06%, 06/28/12(k)(p)	249,923
200	0.10%, 12/15/11(k)	199,998
1,300	0.128%, 01/05/12(k)(p)	1,299,988

	TOTAL U.S. TREASURY OBLIGATIONS (cost $7,249,800)	7,249,768

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 5.7%
3,678,582	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,678,582)(w)	3,678,582

	TOTAL SHORT-TERM INVESTMENTS (cost $10,928,382)	10,928,350

	TOTAL INVESTMENTS — 88.2% (cost $54,817,245)(t)	56,400,104
	Other assets in excess of liabilities(x) — 11.8%	7,528,772

	NET ASSETS — 100.0%	$63,928,876

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	Represents security held in the Cayman Subsidiary.

(t)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$54,934,778	$1,958,082	$492,756	$1,465,326

The difference between book basis and tax basis was attributable to deferred losses on wash sales and the tax treatment of the investment in the Subsidiary as of the most recent fiscal period end.

(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at November 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2011	Unrealized Depreciation(1)(2)
	Long Position:
3	CBOE VIX Index	Feb. 2012	$96,150	$93,900	$(2,250)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of November 30, 2011.
(2)	U.S. Treasury Obligations with a market value of $199,998 has been segregated with the custodian to cover requirements for open futures contracts at November 30, 2011.

Commodity futures contracts open at November 30, 2011 (3):
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2011	Unrealized Appreciation (Depreciation)(4)(5)
	Long Positions:
1	Coffee ‘C’	Mar. 2012	$87,319	$88,838	$1,519
1	Coffee ‘C’	Jul. 2012	85,950	90,375	4,425
3	Copper	Mar. 2012	260,225	268,163	7,938
3	Copper	Jul. 2012	255,700	269,363	13,663
11	Corn	Mar. 2012	364,088	334,400	(29,688)
11	Corn	Jul. 2012	364,038	340,313	(23,725)
1	Cotton No. 2	Mar. 2012	48,855	45,455	(3,400)
1	Cotton No. 2	Jul. 2012	45,945	44,905	(1,040)
2	Gasoline RBOB	Jan. 2012	226,040	214,906	(11,134)
2	Gasoline RBOB	May 2012	231,525	230,168	(1,357)
37	Gold 100 OZ	Feb. 2012	6,414,200	6,476,110	61,910
2	Heating Oil	Jan. 2012	262,449	254,108	(8,341)
3	Heating Oil	Feb. 2012	397,102	382,146	(14,956)
3	Lean Hogs	Feb. 2012	105,400	109,890	4,490
3	Lean Hogs	Aug. 2012	116,510	117,510	1,000
4	Live Cattle	Feb. 2012	198,580	197,760	(820)
4	Live Cattle	Jun. 2012	197,760	200,440	2,680
4	LME Copper	Dec. 2011	962,919	786,975	(175,944)
1	LME Copper	Mar. 2012	228,275	197,231	(31,044)
1	LME Nickel	Jan. 2012	114,498	105,042	(9,456)
4	LME PRI Aluminum	Jan. 2012	223,719	211,400	(12,319)
1	LME PRI Aluminum	Mar. 2012	55,431	52,925	(2,506)
2	LME Zinc	Jan. 2012	96,744	103,325	6,581
1	LME Zinc	Feb. 2012	49,075	51,775	2,700
1	LME Zinc	Jun. 2012	48,319	52,275	3,956
1	LME Zinc	Jul. 2012	48,831	52,400	3,569
12	Natural Gas	Jan. 2012	471,870	426,000	(45,870)
2	Natural Gas	Aug. 2012	74,710	75,680	970
2	Silver	Mar. 2012	348,100	328,040	(20,060)
7	Soybean	Jan. 2012	434,326	395,938	(38,388)

2	Soybean	Jul. 2012	127,113	115,975	(11,138)
4	Soybean Oil	Jan. 2012	122,964	118,800	(4,164)
1	Soybean Oil	Jul. 2012	30,540	30,276	(264)
5	Sugar #11 (World)	Mar. 2012	144,626	132,664	(11,962)
5	Sugar #11 (World)	May 2012	132,350	130,648	(1,702)
5	Wheat	Mar. 2012	164,062	153,500	(10,562)
5	Wheat	Jul. 2012	174,662	160,500	(14,162)
8	WTI Crude	Jan. 2012	679,700	802,880	123,180
12	WTI Crude	Feb. 2012	1,091,980	1,205,520	113,540
3	WTI Crude	Jun. 2012	303,280	300,630	(2,650)

					(134,531)

	Short Positions:
4	LME Copper	Dec. 2011	750,613	786,976	(36,363)
1	LME Copper	Mar. 2012	175,175	197,231	(22,056)
1	LME Zinc	Feb. 2012	48,700	51,775	(3,075)
1	LME Zinc	Jun. 2012	48,669	52,275	(3,606)
1	LME Zinc	Jul. 2012	49,750	52,400	(2,650)

					(67,750)

					$(202,281)

(3)	Represents positions held in the Cayman Subsidiary.
(4)	U.S. Treasury obligations with a market value of $2,049,817 were earmarked to cover the notional amount of commodity futures contracts as of November 30, 2011.
(5)	The amount represents fair value of derivative instruments subject to commodity contracts risk exposure as of November 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$23,214,211	$—	$—
Common Stocks	1,714,607	—	—
U.S. Treasury Obligations	—	31,471,286	—
Other Financial Instruments*
Futures	(204,531)	—	—

Total	$24,724,287	$31,471,286	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short Sales: The Prudential Jennison Market Neutral Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI.

The Prudential Real Assets Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the Prudential Real Assets Fund as described above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 19, 2012

*	Print the name and title of each signing officer under his or her signature.